Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income before noncontrolling interests	$ 3,586	$ 20,041	$ 22,876
Other comprehensive income (loss), net of tax:
Net change in debt securities	1,487	4,193	(3,206)
Net change in derivatives and hedging activities	149	207	(180)
Defined benefit plans adjustments	(181)	73	(135)
Net change in foreign currency translation adjustments	51	71	(155)
Other comprehensive income (loss), net of tax	1,506	4,544	(3,676)
Less: Net income from noncontrolling interests	285	492	483
Comprehensive income, net of tax	5,092	24,585	19,200
Total Wells Fargo stockholders' equity [Member]
Other comprehensive income (loss), net of tax:
Other comprehensive income (loss), net of tax	1,505	4,544	(3,674)
Comprehensive income, net of tax	4,806	24,093	18,719
Noncontrolling interests [Member]
Other comprehensive income (loss), net of tax:
Other comprehensive income (loss), net of tax	$ 1	$ 0	$ (2)